Pensions (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Participant	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Pensions [Abstract]
Number of participants in benefit plan | Participant		12
Defined Benefit Pension Plan [Abstract]
Minimum age to entitled 70% of base salary at retirement date		67 years
Percentage of base salary entitled at retirement date		70.00%
Calculation of Annual Pension Costs [Abstract]
Current service cost		$ 406	$ 403	$ 329
Financial costs		14	10	6
Pension costs for the year		420	413	335
Pension liability recorded in balance sheet [Abstract]
Present value of the defined benefit obligation		2,494	1,971	1,481
Fair value of plan assets		1,788	1,614	1,266
Net pension obligation		707	357	215
Remeasurement loss/(gain)		(287)	182	211
Net balance sheet recorded pension liability		420	539	425
Change in Gross Pension Obligation [Abstract]
Gross obligation January 1		2,090	1,708	1,111
Current service cost		401	398	325
Interest charge on pension liabilities		54	42	31
Past service cost - curtailment/plan amendment		0	0	0
Settlement (gain)		0	0	0
Social security expenses		(31)	(57)	(44)
Remeasurements loss/(gain)		(1,055)	119	227
Exchange rate differences		(21)	(119)	58
Gross pension obligation December 31		1,439	2,090	1,708
Change in Gross Pension Assets [Abstract]
Fair value plan asset January 1		1,551	1,282	886
Interest income		36	27	20
Settlement		0	0	0
Employer contribution		216	404	313
Remeasurements (loss)/gain		(768)	(63)	16
Exchange rate differences		(16)	(99)	47
Fair value plan assets December 31		1,019	$ 1,551	$ 1,282
Estimated contribution to pension plan in 2020		$ 228
Assumptions [Abstract]
Discount rate		2.30%	2.60%	2.40%
Yield on pension assets		2.30%	2.60%	2.40%
Wage growth		2.25%	2.75%	2.50%
G regulation	[1]	2.00%	2.50%	2.25%
Pension adjustment		0.50%	0.80%	0.50%
Average remaining service period		19 years	18 years	18 years

[1]	Increase of social security base amount ("G") as per Norwegian regulations.